UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
"Washington, D.C.  20549"

FORM 13F

FORM 13F COVER PAGE


"Report for the Calendar Year or Quarter Ended:  June 30, 1999"

Check here if Amendment  [    ] ;  Amendment Number:
This Amendment (Check only one.): [    ] is a restatement.
                                  [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

"Name:      Provident Investment Management, LLC"
Address:  1 Fountain Square
"                Chattanooga, TN  37402"

13F File Number:    28-6998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and " "that it is understood that all required items, statements," "schedules, lists and tables, are considered integral parts of" this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Fussell
"Title:      Vice President, Investments"
Phone:   423-755-1916
"Signature, Place, and Date of Signing:"

"     David Fussell     Chattanooga, Tennessee     August 10, 1999"

Report Type  (Check only one.):

[ X ]       13F HOLDINGS REPORT.
[    ]       13F NOTICE.
[    ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Unum Life Insurance Company of America
Unum Employees Lifecycle Plan

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:,,107

Form 13F Information Table Value Total:,,"669,565"

List of Other Included Managers:,,

No.          13F File Number          Name,,

01                                    Unum Life Insurance Company of America,,
02                                    Unum Employees Lifecycle Plan,,

      ,,




       ,   ,,,   ,,,,,,,
FORM 13F INFORMATION TABLE,,,,,,,,,,,
,,,VALUE,SHARES/,SH/,PUT/,INVSTMT,OTHER,VOTING AUTHORITY,,
NAME OF ISSUER,TITLE OF CLASS,CUSIP,(X$1000),PRN AMT,PRN,CALL,DSCRET,MANAGERS,SOLE,SHARED,NONE

A T&T CORP,COM,1957109,3806,68199,SH,,DEFINED,,68199,,
AIRTOUCH COMMUNICATIONS INC,PFD C CV 4.25%,00949T308,16143,109300,SH,,SOLE,,109300,,
ALLIED WASTE INDS INC,COM PAR $.01 NEW,19589308,1436,72700,SH,,DEFINED,,72700,,
ALTERA CORP,COM,21441100,5412,147000,SH,,DEFINED,,,147000,
ALZA CORP DEL,SUB DB CON 5%,022615AD0,3044,2200000,PRN,,SOLE,,2200000,,
AMERICA ONLINE INC DEL,COM,02364J104,2024,18400,SH,,DEFINED,,18400,,
AMERICAN EXPRESS CO,COM,25816109,8979,69000,SH,,DEFINED,,69000,,
AMERICAN GEN DEL LLC,MIPS SER A,02637G200,14464,154700,SH,,SOLE,,154700,,
BRISTOL MYERS SQUIBB CO,COM,110122108,6748,95800,SH,,DEFINED,,95800,,
CVS CORP,COM,126650100,6090,120000,SH,,DEFINED,,,120000,
CAPSTAR HOTEL CO,SUB NT CV 4.75%,140918AC7,2288,3000000,PRN,,SOLE,,3000000,
CENDANT CORP,COM,151313103,1194,58248,SH,,DEFINED,,58248,
CHASE MANHATTAN CORP NEW,COM,16161A108,5571,64400,SH,,DEFINED,,64400,
CIENA CORP,COM,171779101,2340,77500,SH,,DEFINED,,,77500
CINCINNATI BELL INC,COM,171870108,1606,64400,SH,,DEFINED,,64400,
CISCO SYS INC,COM,17275R102,47568,738200,SH,,DEFINED,,247700,490500
CITIZENS UTILS TR,PFD EPPICS CV,177351202,2178,44800,SH,,SOLE,,44800,
COCA COLA CO,COM,191216100,3323,53600,SH,,DEFINED,,53600,
COLGATE PALMOLIVE CO,COM,194162103,6895,70000,SH,,DEFINED,,,70000
COMCAST CORP,CL A SPL,200300200,9417,245000,SH,,DEFINED,,245000,
COMPAQ COMPUTER CORP,COM,204493100,853,36000,SH,,DEFINED,,36000,
COMPUTER ASSOC INTL INC,COM,204912109,4188,76500,SH,,DEFINED,,76500,
CORNING INC,COM,219350105,1907,27200,SH,,DEFINED,,27200,
DELL COMPUTER CORP,COM,247025109,2960,80000,SH,,DEFINED,,,80000
DISNEY WALT CO,COM,254687106,8181,265500,SH,,DEFINED,,94500,171000
DURA PHARMACEUTICALS INC,SUB NT CV 3.5%,26632SAA7,5605,7375000,PRN,,SOLE,,7375000,
E M C CORP MASS,COM,268648102,1650,30000,SH,,DEFINED,,,30000
EMERSON ELEC CO,COM,291011104,629,10000,SH,,DEFINED,,10000,
ERICSSON L M TEL CO,ADR CL B SEK10,294821400,20224,614000,SH,,DEFINED,,,614000
FINOVA FIN TR,TOPRS CV 9.16%,3.18E+211,4271,60000,SH,,SOLE,,60000,
FIRST DATA CORP,COM,319963104,2285,46700,SH,,DEFINED,,46700,
FRONTIER CORPORATION,COM,35906P105,1888,32200,SH,,DEFINED,,32200,
GANNETT INC,COM,364730101,4068,57000,SH,,DEFINED,,57000,
GAP INC DEL,COM,364760108,1511,30000,SH,,DEFINED,,,30000
GENERAL ELEC CO,COM,369604103,8249,73000,SH,,DEFINED,,73000,
GILLETE CO,COM,375766102,12021,293200,SH,,DEFINED,,46400,246800
HCR MANOR CARE INC,COM,404134108,7347,303750,SH,,DEFINED,,,303750
HALTER MARINE GROUP INC,SR SB NT CV 4.5%,40642YAC9,822,1250000,PRN,,SOLE,,1250000,
HEALTHSOUTH CORP,COM,421924101,2773,186400,SH,,DEFINED,,186400,
HEWLETT PACKARD CO,COM,428236103,13517,134500,SH,,DEFINED,,,134500
HILTON HOTELS CORP,SUB NT CONV 5%,432848AL3,756,800000,PRN,,SOLE,,800000,
HOME DEPOT INC,SB NT CV 3.25%,437076AE2,8964,3200000,PRN,,SOLE,,3200000,
INACOM CORP,COM,45323G109,476,37700,SH,,DEFINED,,37700,
INTEL CORP,COM,458140100,28488,478800,SH,,DEFINED,,109600,369200
INTERPUBLIC GROUP COS INC,SB NT CV 144A,460690AG5,1097,1200000,PRN,,SOLE,,1200000,
JOHNSON & JOHNSON,COM,478160104,4194,42792,SH,,DEFINED,,42792,
KIMBERLY CLARK CORP,COM,494368103,5928,104000,SH,,DEFINED,,,104000
KROGER CO,COM,501044101,2067,74000,SH,,DEFINED,,74000,
LEAR CORP,COM,521865105,2841,57100,SH,,DEFINED,,57100,
LILLY ELI & CO,COM,532457108,11768,164300,SH,,DEFINED,,61300,103000
LOWES COS INC,COM,548661107,5765,101700,SH,,DEFINED,,11700,90000
LUCENT TECHNOLOGIES INC,COM,549463107,6823,101180,SH,,DEFINED,,101180,
MCI WORLDCOM INC,COM,55268B106,13830,160700,SH,,DEFINED,,160700,
MAGNA INTL INC,SUB DEB CV 5%,559222AE4,1084,1000000,PRN,,SOLE,,1000000,
MCDONALDS CORP,COM,580135101,2788,67800,SH,,DEFINED,,67800,
MEDTRONIC INC,COM,585055106,4050,52000,SH,,DEFINED,,52000,
MERCK & CO INC,COM,589331107,3755,51000,SH,,DEFINED,,51000,
MICROSOFT CORP,COM,594918104,44336,491600,SH,,DEFINED,,149600,342000
NATIONAL AUSTRALIA BK LTD,CAP UTS EXCHBL,632525309,15491,510000,SH,,SOLE,,510000,
NATIONAL DATA CORP,COM,635621105,962,22500,SH,,DEFINED,,22500,
NEWELL RUBBERMAID INC,COM,651229106,3195,68900,SH,,DEFINED,,68900,
OFFICE DEPOT INC,COM,676220106,3158,143150,SH,,DEFINED,,143150,
OMNICOM GROUP INC,SBDB CONV 144A,681919AC0,1285,500000,PRN,,SOLE,,500000,
ORACLE CORP,COM,68389X105,3943,106200,SH,,DEFINED,,106200,
PEPSICO INC,COM,713448108,16520,427000,SH,,DEFINED,,91600,335400
PERSONNEL GROUP AMER INC,SB NT CV 5.75%,715338AE9,2767,3250000,PRN,,SOLE,,3250000,
PFIZER INC,COM,717081103,19184,176000,SH,,DEFINED,,,176000
PHYCOR INC,SUB DB CV 4.5%,71940FAB6,3000,4000000,PRN,,SOLE,,4000000,
PROCTER & GAMBLE CO,COM,742718109,11335,127000,SH,,DEFINED,,27000,100000
ROYAL DUTCH PETE CO,NY REG GLD 1.25,780257804,2235,37100,SH,,DEFINED,,37100,
SCI SYS INC,COM,783890106,4188,88400,SH,,DEFINED,,88400,
SAFEWAY INC,COM NEW,786514208,7257,146600,SH,,DEFINED,,146600,
SARA LEE CORP,COM,803111103,2269,100000,SH,,DEFINED,,100000,
SCHERING PLOUGH CORP,COM,806605101,10710,204000,SH,,DEFINED,,,204000
SCHLUMBERGER LTD,COM,806857108,586,9200,SH,,DEFINED,,9200,
SERVICE CORP  INTL,COM,817565104,886,46000,SH,,DEFINED,,46000,
SOLECTRON CORP,COM,834182107,2113,31686,SH,,DEFINED,,31686,
SPRINT CORP,COM FON GROUP,852061100,1425,25000,SH,,DEFINED,,25000,
SPRINT CORP,PCS COM SER 1,852061506,5300,100000,SH,,DEFINED,,100000,
STAPLES INC,COM,855030102,5878,190000,SH,,DEFINED,,,190000
SUNRISE ASSISTED LIVING INC,COM,86768K106,1988,57000,SH,,DEFINED,,57000,
SUNRISE ASSISTED LIVING INC,SB NT CV 144A,86768KAA4,1113,1000000,PRN,,SOLE,,1000000,
SUNRISE ASSISTED LIVING INC,SUB NT CV 5.5%,86768KAC0,2225,2000000,PRN,,SOLE,,2000000,
TELLABS INC,COM,879664100,7716,114200,SH,,DEFINED,,,114200
TENET HEALTHCARE CORP,COM,88033G100,1513,81500,SH,,DEFINED,,81500,
TEXTRON INC,COM,883203101,4198,51000,SH,,DEFINED,,51000,
THERMO CARDIOSYSTEMS INC,SB DB CV 144A,88355KAA9,1932,2300000,PRN,,SOLE,,2300000,
THERMO ECOTEK CORP,COM,88355R106,138,17200,SH,,DEFINED,,17200,
THERMO ECOTEK CORP,SB DB CV 144A,88355RAB2,5848,6800000,PRN,,SOLE,,6800000,
THERMO ELECTRON CORP,COM,883556102,853,42500,SH,,DEFINED,,42500,
THERMO ELECTRON CORP,SUB DB CV 144A,883556AF9,3630,4050000,PRN,,SOLE,,4050000,
THERMO FIBERTEK INC,SUB DB CV 144A,88355WAA3,4316,5200000,PRN,,SOLE,,5200000,
THERMOTREX CORP,GTD SB DB CV 3.25%,883666AA7,1050,1500000,PRN,,SOLE,,1500000,
3COM CORP ,COM,885535104,1141,42750,SH,,DEFINED,,42750,
TIME WARNER INC,COM,887315109,24286,334400,SH,,DEFINED,,,334400
TYCO INTL LTD NEW,COM,902124106,4520,47700,SH,,DEFINED,,47700,
UNUM CORP,COM,903192102,24571,448784,SH,,DEFINED,,,448784
UNITED RENTALS INC,COM,911363109,2171,73600,SH,,DEFINED,,73600,
VIACOM INC,CL B,925524308,1377,31288,SH,,DEFINED,,31288,
VODAFONE GROUP PLC,SPONSORED ADR,92857T107,4531,23000,SH,,DEFINED,,23000,
WAL MART STORES INC,COM,931142103,4478,92800,SH,,DEFINED,,92800,
WASHINGTON MUT INC,COM,939322103,2941,82700,SH,,DEFINED,,82700,
WASTE MGMT INC DEL,COM,94106L109,4338,80700,SH,,DEFINED,,80700,
WASTE MGMT INC DEL,SUB NT CONV 4%,94106LAA7,17436,13000000,PRN,,SOLE,,13000000,
WEATHERFORD INTL INC,COM,947074100,1956,53400,SH,,DEFINED,,53400,
WILLIAMS COS INC DEL,COM,969457100,6048,142100,SH,,DEFINED,,142100,
XEROX CORP,COM,984121103,5079,86000,SH,,DEFINED,,,86000
        ,,,,,,,,,,